SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 3,379	$ 3,472
Finished goods	1,336,771	510,733
Inventories, gross	1,340,150	514,205
Allowance for slow-moving or obsolete inventories	(89,583)	(157,847)
Inventories, net	$ 1,250,567	$ 356,358